Cover	May 31, 2022
Cover [Abstract]
Entity Registrant Name	GUSKIN GOLD CORP.
Entity Central Index Key	0001509786
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	May 31, 2022
Entity Ex Transition Period	false
Entity Incorporation State Country Code	NV
Entity File Number	333-171636
Entity Tax Identification Number	27-1989147
Entity Address State Or Province	CA
Entity Address Postal Zip Code	95054
City Area Code	408
Local Phone Number	766-1511
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Address Address Line 1	4500 Great America Parkway
Entity Address Address Line 2	PMB 38
Entity Address Address Line 3	Ste 100
Entity Address City Or Town	Santa Clara